Shareholder Fees - FidelityMichiganMunicipalFunds-ComboPRO	Mar. 01, 2023 USD ($)
FidelityMichiganMunicipalFunds-ComboPRO | Fidelity Michigan Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none